Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Summary of Loans
	December 31,	December 31,
	2020	2021
Long-term borrowings - unsecured
Loans from government (a)	$7,494,665	$7,341,127
Other long-term borrowings (b)	4,060,357	19,521,647
Interest payables (a)	3,628,399	3,994,534
	$15,183,421	$30,857,308
Current borrowings - unsecured (b)
Loans from shareholders	$2,571,701	$-
Interest payables	329,270	-
	$2,900,971	$-
Current borrowings from related parties - unsecured
Loans from related parties (c)	$550,000	$-
Interest payables	67,912	-
	$617,912	$-